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                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                               Washington, DC 20549

                                   FORM N-PX


             ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                                INVESTMENT COMPANY

Investment Company Act file number    811-09885

                                Janus Adviser Series
                 (Exact name of registrant as specified in charter)

                151 Detroit Street, Denver, Colorado  80206
           (Address of principal executive offices)     (Zip code)

         Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 07/31

Date of reporting period: 07/01/09 - 07/02/09

Note: Effective at the close of business on July 2, 2009, all of the Funds (except Janus Adviser Global Research Fund) of the Registrant reorganized with and into a corresponding series of the Janus Investment Fund
Trust. Janus Adviser Global Research Fund was liquidated on July 2, 2009. Accordingly, the Registrant ceased operations.


Item 1. Proxy Voting Record.
-----------------------------
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09885
Reporting Period: 07/01/2009 - 07/02/2009
Janus Adviser Series









========================= JANUS ADVISER BALANCED FUND ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== JANUS ADVISER CONTRARIAN FUND =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= JANUS ADVISER FLEXIBLE BOND FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== JANUS ADVISER FORTY FUND ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== JANUS ADVISER GLOBAL REAL ESTATE FUND =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== JANUS ADVISER GLOBAL RESEARCH FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== JANUS ADVISER GROWTH AND INCOME FUND =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== JANUS ADVISER HIGH-YIELD FUND =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= JANUS ADVISER INTECH RISK-MANAGED CORE FUND ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ JANUS ADVISER INTECH RISK-MANAGED GROWTH FUND =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= JANUS ADVISER INTECH RISK-MANAGED INTERNATIONAL FUND =============


HOME RETAIL GROUP PLC

Ticker:       N/A            Security ID:  G4581D103
Meeting Date: JUL 1, 2009    Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       Against      Management
3     Approve Final Dividend of 10 Pence Per  For       For          Management
      Ordinary Share
4     Re-elect Oliver Stocken as Director     For       For          Management
5     Re-elect Richard Ashton as Director     For       For          Management
6     Reappoint PricewaterhouseCoopers LLP as For       For          Management
      Auditors of the Company
7     Authorise Board to Fix Remuneration of  For       For          Management
      Auditors
8     Authorise Company and its Subsidiaries  For       For          Management
      to Make EU Political Donations to
      Political Parties and/or Independent
      Election Candidates, to Political
      Organisations Other than Political
      Parties and to Incur EU Political
      Expenditure up to GBP 50,000
9     Authorise Issue of Equity or            For       For          Management
      Equity-Linked Securities with
      Pre-emptive Rights Under a General
      Authority up to Aggregate Nominal
      Amount of GBP 29,248,166 and an
      Additional Amount Pursuant to a Rights
      Issue of up to GBP 29,248,166
10    Subject to the Passing of Resolution 9, For       For          Management
      Authorise Issue of Equity or
      Equity-Linked Securities without
      Pre-emptive Rights up to Aggregate
      Nominal Amount of GBP 4,387,225
11    Authorise 87,000,000 Ordinary Shares    For       For          Management
      for Market Purchase
12    Approve That a General Meeting Other    For       For          Management
      Than an Annual General Meeting May Be
      Called on Not Less Than 14 Clear Days'
      Notice
13    Amend Home Retail Group plc Performance For       For          Management
      Share Plan




================= JANUS ADVISER INTECH RISK-MANAGED VALUE FUND =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== JANUS ADVISER INTERNATIONAL EQUITY FUND ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== JANUS ADVISER INTERNATIONAL FORTY FUND ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== JANUS ADVISER INTERNATIONAL GROWTH FUND ====================


RELIANCE COMMUNICATIONS LTD (FORMERLY RELIANCE COMMUNICATION

Ticker:       N/A            Security ID:  Y72317103
Meeting Date: JUL 1, 2009    Meeting Type: Special
Record Date:  MAY 22, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Issuance of Equity or           For       Against      Management
      Equity-Linked Securities without
      Preemptive Rights up to 25 Percent of
      the Company's Issued Share Capital to
      Qualified Institutional Buyers




===================== JANUS ADVISER LARGE CAP GROWTH FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== JANUS ADVISER LONG/SHORT FUND =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== JANUS ADVISER MID CAP GROWTH FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= JANUS ADVISER MODULAR PORTFOLIO CONSTRUCTION(R) FUND =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== JANUS ADVISER ORION FUND ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== JANUS ADVISER PERKINS LARGE CAP VALUE FUND ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== JANUS ADVISER PERKINS MID CAP VALUE FUND (FORMERLY NAMED ===========
===========            JANUS ADVISER MID CAP VALUE FUND)             ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== JANUS ADVISER PERKINS SMALL COMPANY VALUE FUND (FORMERLY ===========
===========      NAMED JANUS ADVISER SMALL COMPANY VALUE FUND)       ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ JANUS ADVISER RESEARCH CORE FUND (FORMERLY NAMED JANUS ============
============            ADVISER FUNDAMENTAL EQUITY FUND)            ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== JANUS ADVISER SMALL-MID GROWTH FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= JANUS ADVISER WORLDWIDE FUND =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT


Signatures

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Adviser Series

By:      _/s/ Robin C. Beery_______
        Robin C. Beery,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: March 23, 2010

Pursuant to the requirements of the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      _/s/ Robin C. Beery_______
        Robin C. Beery,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: March 23, 2010

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Adviser Series (Principal Accounting Officer and Principal Financial Officer)

Date: March 23, 2010